Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment, net
Balances	$ 74,742
Balances	74,919	$ 74,742
Cost
Property, plant and equipment, net
Balances	200,737	198,533
Disposal of subsidiaries		(12,186)
Acquisitions	9,785	12,491
Disposals	(894)	(360)
Transfers from Intangible		2
Transfer to Intangible	(1,156)
Translation differences and inflation adjustment	(484)	2,257
Balances	207,988	200,737
Accumulated
Property, plant and equipment, net
Balances	(125,995)	(123,053)
Disposal of subsidiaries		11,364
Depreciation of the year	9,120	9,240
Disposals	802	203
Translation differences and inflation adjustment	(1,244)	5,269
Balances	(133,069)	(125,995)
Land, building and improvements
Property, plant and equipment, net
Balances	41,320
Balances	43,019	41,320
Land, building and improvements | Cost
Property, plant and equipment, net
Balances	56,644	56,939
Disposal of subsidiaries		0
Acquisitions	40	175
Disposals	0	(1)
Transfers	1,886	762
Transfers from Intangible		0
Transfer to Intangible	0
Translation differences and inflation adjustment	791	(1,231)
Balances	59,361	56,644
Land, building and improvements | Accumulated
Property, plant and equipment, net
Balances	(15,324)	(14,140)
Disposal of subsidiaries		0
Depreciation of the year	1,134	1,101
Disposals	0	0
Transfers		0
Translation differences and inflation adjustment	(116)	83
Balances	(16,342)	(15,324)
Plant and production Equipment
Property, plant and equipment, net
Balances	13,757
Balances	12,362	13,757
Plant and production Equipment | Cost
Property, plant and equipment, net
Balances	51,920	64,330
Disposal of subsidiaries		(11,705)
Acquisitions	2,209	2,036
Disposals	(38)	(153)
Transfers	57	159
Transfers from Intangible		2
Transfer to Intangible	(1,002)
Translation differences and inflation adjustment	1,083	(2,749)
Balances	54,229	51,920
Plant and production Equipment | Accumulated
Property, plant and equipment, net
Balances	(38,163)	(48,135)
Disposal of subsidiaries		10,918
Depreciation of the year	2,890	3,256
Disposals	36	121
Transfers		2
Translation differences and inflation adjustment	850	(2,191)
Balances	(41,867)	(38,163)
Vehicles, furniture and fixtures
Property, plant and equipment, net
Balances	16,106
Balances	16,811	16,106
Vehicles, furniture and fixtures | Cost
Property, plant and equipment, net
Balances	68,597	51,901
Acquisitions	5,405	9,063
Disposals	(469)	(37)
Transfers		(14)
Translation differences and inflation adjustment	(3,148)	7,684
Balances	70,385	68,597
Vehicles, furniture and fixtures | Accumulated
Property, plant and equipment, net
Balances	(52,491)	(40,230)
Depreciation of the year	4,152	3,758
Disposals	388	37
Transfers		(15)
Translation differences and inflation adjustment	(2,681)	8,555
Balances	(53,574)	(52,491)
Works in progress
Property, plant and equipment, net
Balances	1,055
Balances	482	1,055
Works in progress | Cost
Property, plant and equipment, net
Balances	1,055	1,177
Disposal of subsidiaries		0
Acquisitions	1,556	870
Disposals	0	0
Transfers	(1,981)	(930)
Transfers from Intangible		0
Transfer to Intangible	(154)
Translation differences and inflation adjustment	6	(62)
Balances	482	1,055
Works in progress | Accumulated
Property, plant and equipment, net
Balances	0	0
Disposal of subsidiaries		0
Depreciation of the year	0	0
Disposals	0	0
Transfers		0
Translation differences and inflation adjustment	0	0
Balances	0	0
Others
Property, plant and equipment, net
Balances	2,504
Balances	2,245	2,504
Others | Cost
Property, plant and equipment, net
Balances	22,521	24,186
Disposal of subsidiaries		(481)
Acquisitions	575	347
Disposals	(387)	(169)
Transfers	38	23
Transfers from Intangible		0
Transfer to Intangible	0
Translation differences and inflation adjustment	784	(1,385)
Balances	23,531	22,521
Others | Accumulated
Property, plant and equipment, net
Balances	(20,017)	(20,548)
Disposal of subsidiaries		446
Depreciation of the year	944	1,125
Disposals	378	45
Transfers		13
Translation differences and inflation adjustment	703	(1,178)
Balances	$ (21,286)	$ (20,017)